Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	[1]	$ (7,901,777)	$ (5,601,227)	$ (9,327,606)

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc. on January 26, 2024, effective as of February 5, 2024, the reverse split of 1:25 as approved by the Board of Directors of Freight Technologies, Inc. on September 12, 2024, effective as of September 25, 2024, the reverse split of 1:4 as approved by the Board of Directors of Freight Technologies, Inc. on May 22, 2025, effective as of May 27, 2025 and the reverse split of 1:5 as approved by the Board of Directors of Freight Technologies, Inc. on November 12, 2025, effective as of December 15, 2025.